Equity-based compensation - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) metric	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-based compensation expense	$ 152	$ 151	$ 113
Accrued equity-based payments	$ 12	$ 14
Remaining weighted-average vesting period	1 year 2 months 12 days
Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of metrics | metric	4
Swiss Employee Share Ownership Plan and Other Share Savings Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Holding period	3 years
Minimum | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target incentive percentage	35.00%
Payout percent	0.00%
Maximum | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target incentive percentage	430.00%
Payout percent	200.00%